Transactions and Balances With Related Parties (Details) - Schedule of balances with SUN corporation - Balances With SUN Corporation [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Transactions and Balances With Related Parties (Details) - Schedule of balances with SUN corporation [Line Items]
Trade receivables	$ 214
Trade payables		$ (154)